Significant Accounting Policies - Disclosure of Increase Decrease in Share Based Payment Due to Unobservable Input (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Resign before one year (1% movement)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Percent of movement	1.00%
Resign before the milestone dates (1% movement)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Percent of movement	1.00%
Milestones be achieved (6 months earlier or 6 months later)
Disclosure of Increase Decrease In Share Based Payment Due To Unobservable Input [Line Items]
Period In Movement Earlier	6 months
Period In Movement Later	6 months